FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, July 25, 2003

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa                          COM              013817101     4870 191000.000SH      SOLE                68825.000        122175.000
Allstate Corp.                 COM              020002101     5548 155635.000SH      SOLE                52325.000        103310.000
                                                                57 1600.000 SH       OTHER   	                       1600.000
Apache Corp.                   COM              037411105      330 5079.000 SH       SOLE                                   5079.000
Applied Materials, Inc.        COM              038222105      317 20000.000SH       SOLE                                  20000.000
Atmel Corp.                    COM              049513104     3795 1494100.000SH     SOLE               519500.000        974600.000
Barrick Gold Corp.             COM              067901108     2526 141100.000SH      SOLE                89900.000         51200.000
Berkshire Hathaway Cl B        COM              084670207      214   88.000 SH       SOLE                                     88.000
Bristol Myers Squibb           COM              110122108      204 7525.000 SH       SOLE                                   7525.000
Carnival Corp New              COM              143658300     7062 217240.000SH      SOLE                71685.000        145555.000
                                                                49 1500.000 SH       OTHER   	                         1500.000
Citigroup, Inc.                COM              172967101     7366 172093.000SH      SOLE                58225.000        113868.000
                                                                43 1000.000 SH       OTHER   	                          1000.000
Clarcor, Inc.                  COM              179895107     1793 46500.000SH       SOLE                                  46500.000
Clorox Company                 COM              189054109     4893 114730.000SH      SOLE                37870.000         76860.000
                                                                30  700.000 SH       OTHER   	                           700.000
Coca-Cola Company              COM              191216100      336 7230.000 SH       SOLE                                   7230.000
Colgate Palmolive              COM              194162103      718 12385.000SH       SOLE                                  12385.000
                                                                23  400.000 SH       OTHER   	                           400.000
Comerica Inc                   COM              200340107      869 18683.000SH       SOLE                  100.000         18583.000
                                                               500 10748.000SH       OTHER   		                10748.000
DPL Inc                        COM              233293109      181 11343.000SH       SOLE                                  11343.000
                                                                10  600.000 SH       OTHER   	                          600.000
Equity Office Properties Trust COM              294741103     4372 161862.000SH      SOLE                55440.000        106422.000
                                                                30 1100.000 SH       OTHER   	                         1100.000
Equity Residential             COM              29476L107      561 21600.000SH       SOLE                 5800.000         15800.000
Exxon Mobil Corporation        COM              302316102     1211 33712.000SH       SOLE                 1750.000         31962.000
                                                                81 2260.000 SH       OTHER   		                 2260.000
Fannie Mae                     COM              313586109     5115 75847.000SH       SOLE                24025.000         51822.000
                                                                37  550.000 SH       OTHER   	                          550.000
Fifth Third Bancorp            COM              316773100      230 4014.000 SH       SOLE                                   4014.000
General Electric               COM              369604103     1579 55048.000SH       SOLE                                  55048.000
                                                                92 3225.000 SH       OTHER   	                         3225.000
Global SanteFe Corp            COM              G3930E101      485 20775.000SH       SOLE                  250.000         20525.000
Harley-Davidson Inc            COM              412822108     4706 118052.000SH      SOLE                40000.000         78052.000
                                                                29  725.000 SH       OTHER   	                          725.000
Henry Schein Inc.              COM              806407102     5191 98865.000SH       SOLE                35120.000         63745.000
Hewlett Packard Company        COM              428236103     5768 270816.000SH      SOLE                95085.000        175731.000
                                                                34 1600.000 SH       OTHER   	                         1600.000
Hibernia Corp Class A          COM              428656102     1303 71765.000SH       SOLE                 4940.000         66825.000
Home Depot                     COM              437076102     5273 159199.000SH      SOLE                54314.000        104885.000
                                                                26  775.000 SH       OTHER   	                          775.000
Honeywell International, Inc.  COM              438516106     1125 41900.000SH       SOLE                 4575.000         37325.000
                                                                13  500.000 SH       OTHER   	                          500.000
IBM                            COM              459200101      250 3025.000 SH       SOLE                                   3025.000
                                                                16  200.000 SH       OTHER  	                          200.000
Intel Corp                     COM              458140100      333 16000.000SH       SOLE                                  16000.000
                                                               69 3300.000 SH       OTHER   	                         3300.000
JLG Industries                 COM              466210101      159 23323.000SH       SOLE                                  23323.000
                                                                 7 1000.000 SH       OTHER   	                         1000.000
JP Morgan Chase & Co.          COM              46625H100     7280 212999.000SH      SOLE                69312.000        143687.000
                                                                38 1100.000 SH       OTHER   	                          1100.000
Kroger Co.                     COM              501044101     5181 310630.000SH      SOLE               106400.000        204230.000
                                                                27 1600.000 SH       OTHER   	                         1600.000
L-3 Communications Holdings    COM              502424104     4706 108200.000SH      SOLE                35695.000         72505.000
Marathon Oil Corp.             COM              565849106     3459 131275.000SH      SOLE                52925.000         78350.000
McDonalds Corp                 COM              580135101     6725 304845.000SH      SOLE                98625.000        206220.000
                                                                42 1900.000 SH       OTHER   	                         1900.000
Medtronic Inc                  COM              585055106      427 8900.000 SH       SOLE                                   8900.000
Merck & Company                COM              589331107     2802 46280.000SH       SOLE                 5400.000         40880.000
                                                                11  175.000 SH       OTHER   	                          175.000
Microsoft Corp.                COM              594918104     2925 114070.000SH      SOLE                10750.000        103320.000
                                                                26 1000.000 SH       OTHER  	                         1000.000
Mylan Labs                     COM              628530107     6188 177959.000SH      SOLE                60874.000        117085.000
                                                                37 1050.000 SH       OTHER   	                         1050.000
Nabors Industries Ltd          COM              G6359f103     3608 91280.000SH       SOLE                34205.000         57075.000
Newell Rubbermaid Inc.         COM              651229106     4788 170995.000SH      SOLE                59300.000        111695.000
                                                                25  900.000 SH       OTHER   	                          900.000
Newmont Mining Corp.           COM              651639106     3235 99650.000SH       SOLE                 5875.000         93775.000
                                                                32 1000.000 SH       OTHER                           	 1000.000
Noble Corp                     COM              G65422100      915 26675.000SH       SOLE                 3300.000         23375.000
Pfizer                         COM              717081103     2888 84555.000SH       SOLE                40500.000         44055.000
                                                                27  800.000 SH       OTHER   	                          800.000
Quest Diagnostics              COM              74834L100     4983 78110.000SH       SOLE                26230.000         51880.000
Royal Dutch Petroleum          COM              780257705      392 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      287 11230.000SH       SOLE                                  11230.000
SPX Corp                       COM              784635104     5919 134350.000SH      SOLE                45270.000         89080.000
Schering Plough                COM              806605101      538 28950.000SH       SOLE                  200.000         28750.000
                                                                 7  350.000 SH       OTHER  	                          350.000
Shell Transport & Trading      COM              822703609      251 6300.000 SH       SOLE                                   6300.000
Sovereign Bancorp, Inc.        COM              845905108     4022 257000.000SH      SOLE               140800.000        116200.000
Stryker Corp                   COM              863667101      442 6377.000 SH       SOLE                                   6377.000
Suncor Energy Inc.             COM              867229106     3248 173215.000SH      SOLE                63280.000        109935.000
Transocean, Inc.               COM              G90078109     1668 75941.000SH       SOLE                29648.000         46293.000
                                                                16  724.000 SH       OTHER  	                          724.000
Tyco International Ltd New     COM              902124106     3909 205979.000SH      SOLE                71827.000        134152.000
                                                                25 1300.000 SH       OTHER  	                          1300.000
Verizon Communications         COM              92343V104     5319 134818.000SH      SOLE                44600.000         90218.000
W.R. Berkley Corp.             COM              084423102     5179 98280.000SH       SOLE                32879.000         65401.000
WalMart Stores                 COM              931142103      477 8890.000 SH       SOLE                                   8890.000
Walgreen Co.                   COM              931422109      226 7500.000 SH       SOLE                                   7500.000
Waters Corp.                   COM              941848103     5859 201130.000SH      SOLE                69145.000        131985.000
Alliance Fund-Class A                           01859k105       55 12954.651SH       SOLE                12954.651
Loomis Sayles Small Cap Value	      275 13542.795SH       SOLE 			     	      13542.795


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $178,315